Earnout Liability (Tables)	12 Months Ended
Dec. 31, 2021
Earnout Liability [Member]
Assumptions used in valuation of liability

	December 31,	July 1,
	2021	2021
Stock price	$9.94	$14.36
Expected volatility	75%	64%
Risk-free interest rate	1.19%	0.1%
Expected term	4.8 years	0.8 years
Dividend rate	—%	—%